13F Holdings Report for 12/31/2009



Security
Title of
Total
Number of
Investment
        Voting
Authority

Name
Class
Cusip
Value
Shares
Discretion
Sole
Shared
None

Vanguard Ttl Stk Mk
CMN
922908769
15543577.00
275742
sole
275742
0
0

iShs Lhman Agg Bd
CMN
464287226
7914363.00
76697
sole
76697
0
0

iShs MSCI EAFE
CMN
464287465
3563072.00
64455
sole
64455
0
0

iShs Lhman 7-10 Tsy
CMN
464287440
959627.00
10831
sole
10831
0
0

Vangrd Inter Term T
CMN
922907878
343950.00
25534
Sole
25534
0
0


            Total   $
28324589.00